Government assistance (Details) $ / shares in Units, $ in Thousands, $ in Thousands	1 Months Ended
	Mar. 31, 2026 CAD ($)	Mar. 31, 2026 USD ($) $ / shares	Jan. 31, 2025 CAD ($)	Mar. 31, 2026 USD ($)	Dec. 31, 2025 CAD ($)	Dec. 31, 2025 USD ($)	Aug. 31, 2025 CAD ($)	Aug. 31, 2025 USD ($)	Aug. 06, 2025 CAD ($)	Aug. 06, 2025 USD ($)	Jan. 31, 2025 USD ($)	Dec. 31, 2024 CAD ($)	Dec. 31, 2024 USD ($)
Government assistance
Additional commitment									$ 5,000	$ 3,572
SIF
Government assistance
Allowable eligible cots			$ 138,550								$ 101,100	$ 132,318	$ 96,550
Contribution ratio			50.00%								50.00%	41.02%	41.02%
Investment commitment			$ 150,000								$ 109,450
Fair value of warrants						$ 4,570
Cumulative amount received					$ 69,275	$ 51,499						$ 54,275	$ 41,113
Additional commitment							$ 5,000	$ 3,650
SIF | Subsequent events
Government assistance
Consideration received	$ 74,275			$ 53,350
Government assistance term	5 years	5 years
Government assistance contractual right period	3 years	3 years
Additional funding received	$ 3,914	$ 2,857
Additional consideration				$ 0
SIF | SIF warrants
Government assistance
Warrants issuance period			30 days
SIF | Class B1 Preferred Shares warrants | Subsequent events
Government assistance
Purchase price per warrant | $ / shares		$ 1.587
Warrants issued per warrant	12.542	12.542
SIF | Maximum
Government assistance
Consideration received			$ 69,275								$ 50,550